Business, Liquidity and Summary of Significant Accounting Policies (Accounts Receivable - Trade and Harmonized Sales Tax) - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Accounting Policies [Abstract]
Allowance for doubtful accounts	$ 77,917	$ 74,289
Accounts receivable payment term	30 days